Related Party Transactions - Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions - Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 4,833	$ 5,543	$ 3,998
Share-based payments	5,822	2,774	3,062
Total	$ 10,656	$ 8,317	$ 7,060